Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Financial Assets And Liabilities Measured At Fair Value On A Recurring Basis

The following table presents the Company’s financial assets and financial liabilities that are measured at fair value on a recurring basis:

(¥ in millions)
At March 31:	Level 1	Level 2	Level 3	Total
2012:
Assets:
Available-for-sale securities:
Equity securities of financial institutions	¥34,339	¥—	¥—	¥34,339
Other equity securities	58,060	—	—	58,060
Derivatives:
Foreign exchange contracts	—	342	—	342
Cross-currency swap contracts	—	197	—	197
Cross-currency interest rate swap contracts	—	3,011	—	3,011

Total assets	¥92,399	¥3,550	¥—	¥95,949

Liabilities:
Derivatives:
Foreign exchange contracts	¥—	¥2,161	¥—	¥2,161
Cross-currency swap contracts	—	63	—	63
Interest rate swap contracts	—	410	—	410
Cross-currency interest rate swap contracts	—	1,075	—	1,075

Total liabilities	¥—	¥3,709	¥—	¥3,709

2011:
Assets:
Available-for-sale securities:
Equity securities of financial institutions	¥34,839	¥—	¥—	¥34,839
Other equity securities	55,634	—	—	55,634
Derivatives:
Foreign exchange contracts	—	3	—	3

Total assets	¥90,473	¥3	¥—	¥90,476

Liabilities:
Derivatives:
Foreign exchange contracts	¥—	¥982	¥—	¥982
Interest rate swap contracts	—	1,365	—	1,365
Cross-currency interest rate swap contracts	—	2,539	—	2,539

Total liabilities	¥—	¥4,886	¥—	¥4,886